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                  MERRIL LYNCH FUNDS FOR INSTITUTIONS SERIES



                                                          January 21, 1997



VIA ELECTRONIC FILING
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Atention:  Division of Investment Management

       Re:  Merrill Lynch Funds For Institutions Series
            Post-Effective Amendment No. 15 to the
            Registration Statement on Form N-1A
            (Securities Act File No. 33-14190;
            Investments Company Act File No. 811-5149)
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Ladies and Gentlemen:

                Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Funds For Institutions Series (the "Fund") hereby certifies that:

                (1) the form of the prospectus and statement of additional information that would have been filed pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 15 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

                (2) the text of Post-Effective Amendment No. 15 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on January 17, 1997.

                                    Very truly yours,


                                    Merrill Lynch Funds For Institutions Series


                                    /s/ Jerry Weiss
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                                        Jerry Weiss
                                        Secretary